Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2023
Nature of Business and Organization [Abstract]
Schedule of Accompanying Consolidated Financial Statements	As of December 31, 2023, the principal subsidiaries of the Company consist of the following entities:
Name	Background		Ownership
Hangzhou Dewang Information Technology Co., Ltd. (“Hangzhou Dewang”)	●	A PRC limited liability company	51.05% owned by Ebang International through its subsidiaries
	●	Incorporated on December 31, 2015
	●	Principally for the design and manufacture of blockchain chips

Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd.	●	A Hong Kong company	100% owned by Ebang International through its subsidiaries
	●	Incorporated on February 12, 2016
	●	Principally for the trading of blockchain chips

Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”)	●	A PRC limited liability company	99.99% owned by Ebang International through its subsidiaries
	●	Incorporated on January 21, 2010
	●	Principally holding our businesses in the design, manufacture and sale of telecommunications and blockchain processing equipment

Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”)	●	A PRC limited liability company	99.99% owned by Ebang International through its subsidiaries
	●	Incorporated on August 11, 2010
	●	Principally for the design, manufacture and sale of telecommunications and blockchain processing equipment

Ebonex Australia Pty Ltd (“Ebonex Australia”)	●	An Australia company	100% owned by Ebang International through its subsidiaries
	●	Incorporated on April 22, 2021
	●	Principally for operating the cryptocurrency exchange platform

Compass Global Holdings Pty Ltd (“Compass Global”)	●	An Australia company	100% owned by Ebang International through its subsidiaries
	●	Acquired on March 21, 2022
	●	Principally for operating the cross-border payment and foreign exchange business